Average Annual Total Returns - FidelityGovernmentMoneyMarketFund-DailyMoneyPRO - FidelityGovernmentMoneyMarketFund-DailyMoneyPRO - Fidelity Government Money Market Fund - Fidelity Government Money Market Fund - Daily Money Class - Return Before Taxes
	Jun. 29, 2024
Average Annual Return:
Past 1 year	4.49%
Past 5 years	1.46%
Since Inception	1.00%	[1]

[1]	A From April 6, 2015 .